Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 38,565	$ 4,133
Accumulated depreciation	(1,173)	(299)
Property, plant and equipment, net	37,392	3,834	0
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,015	1,526
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,550	2,607
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 32,000	$ 0